Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details)	Dec. 31, 2013	Dec. 31, 2012
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	10.01%	9.28%
Total Risk-Based	11.78%	11.17%
Leverage	7.10%	6.43%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.27%	13.12%
Total Risk-Based	15.91%	15.77%
Leverage	9.48%	9.17%